Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases

5. Leases

The Company leases several office spaces for its head office and branch offices. Rent expense under all operating leases, included in operating expenses in the accompanying consolidated statements of operations and comprehensive loss. The components of lease costs, lease term and discount rate with respect of the Company’s office leases with an initial term of more than 12 months are as the following:

Balance sheet information related to the Company’s operating leases:

	As of December 31, 2024	As of December 31, 2023
Right-of-used assets	$49,356	$4,015
Lease liabilities – current	$8,422	$9,661
Lease liabilities – non-current	43,972	1,025
Total lease liabilities	$52,394	$10,686

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	Years Ended December 31,
	2024	2023	2022
Weighted average remaining lease term (years)	5.33	1.33	0.90
Weighted average discount rate	4.20%	5%	5%

As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This methodology was deemed to yield a measurement of the ROU lease asset and associated lease liability that was appropriately stated in all material respects.

Operating lease expenses were $14,091 and $139,592 and $177,843, respectively, for the years ended December 31, 2024, 2023 and 2022. The cash lease payment for the years ended December 31, 2024, 2023 and 2022 were $11,009 and $2,448 and $25,135, respectively.

One of the leases is for the Company’s principal executive office is located at 5Q, No. 5 Golf Avenue, Guangpei Community, Guanlan Street, Longhua District, Shenzhen, Guangdong, China, under a 36 month lease agreement for monthly rent of approximately RMB5,668 for the first year, which rent shall then increase by 10% for the second and third years and which lease term expires on January 4, 2027. The Company's willing to extend the lease to December, 2029.

The following table summarizes the future leases payments as of December 31, 2024:

Twelve Months Ending December 31,
2025	$10,409
2026	10,344
2027	11,379
2028	12,516
2029	13,767
Total undiscounted lease payments	58,415
Less: Imputed interest	(6,021)
Total lease liabilities	$52,394